UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Mid-Cap Stock	.74%
Actual		$ 1,000.00	$ 1,144.50	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Class K	.60%
Actual		$ 1,000.00	$ 1,145.20	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Tesla Motors, Inc.	1.9	0.9
Henry Schein, Inc.	1.5	1.4
Gartner, Inc. Class A	1.3	1.5
Kansas City Southern	1.3	1.3
Brookdale Senior Living, Inc.	1.3	1.4
Concur Technologies, Inc.	1.3	1.0
Oceaneering International, Inc.	1.2	1.2
United Rentals, Inc.	1.2	1.1
SL Green Realty Corp.	1.2	1.3
Eurofins Scientific SA	1.1	1.0
	13.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	23.1
Information Technology	18.0	14.4
Consumer Discretionary	15.5	15.3
Industrials	15.1	13.3
Health Care	13.4	15.2
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 98.1%		Stocks 99.2%
	Other 0.3%		Other 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	8.6%	** Foreign investments	8.0%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.4%
Tenneco, Inc. (a)	550,000	$ 29,189
Automobiles - 1.9%
Tesla Motors, Inc. (a)(d)	980,936	156,885
Distributors - 0.4%
Pool Corp.	628,500	34,178
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,000,000	28,440
Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc. Class A (d)	2,076,129	24,997
Domino's Pizza, Inc.	911,100	61,098
Jubilant Foodworks Ltd. (a)	768,388	14,837
Panera Bread Co. Class A (a)	200,000	31,584
Wyndham Worldwide Corp.	376,300	24,986
		157,502
Household Durables - 2.1%
D.R. Horton, Inc.	1,060,933	20,105
Lennar Corp. Class A (d)	447,600	15,912
NVR, Inc. (a)	56,900	52,196
Toll Brothers, Inc. (a)	1,212,187	39,857
Tupperware Brands Corp.	482,600	43,265
		171,335
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	825,000	22,242
Leisure Equipment & Products - 1.0%
Brunswick Corp.	675,000	30,463
New Academy Holding Co. LLC unit (a)(f)(h)	294,000	52,356
		82,819
Media - 1.1%
Discovery Communications, Inc. Class A (a)	542,800	48,266
Scripps Networks Interactive, Inc. Class A	520,200	41,876
		90,142
Specialty Retail - 2.9%
Cabela's, Inc. Class A (a)	795,700	47,201
Chico's FAS, Inc.	913,700	15,670
PT ACE Hardware Indonesia Tbk	212,521,000	11,500
Ross Stores, Inc.	324,500	25,100
Sally Beauty Holdings, Inc. (a)	1,274,000	33,532
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co.	994,000	$ 70,922
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	29,249
		233,174
Textiles, Apparel & Luxury Goods - 3.0%
Brunello Cucinelli SpA	1,952,800	60,983
Hanesbrands, Inc.	1,044,800	71,172
PVH Corp.	367,200	45,742
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	828,900	67,265
		245,162
TOTAL CONSUMER DISCRETIONARY		1,251,068
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Beam, Inc.	652,200	43,893
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,053,900	68,820
		112,713
Food & Staples Retailing - 0.8%
Masan Consumer Corp. unit (f)(h)	125,000	11,250
Safeway, Inc.	842,900	29,417
United Natural Foods, Inc. (a)	348,426	24,895
		65,562
Food Products - 1.0%
Ingredion, Inc.	718,000	47,216
The Hershey Co.	339,600	33,702
		80,918
Household Products - 0.9%
Church & Dwight Co., Inc.	1,076,900	70,160
TOTAL CONSUMER STAPLES		329,353
ENERGY - 6.4%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc. (d)	452,900	28,048
Helmerich & Payne, Inc.	454,000	35,208
Oceaneering International, Inc.	1,155,200	99,209
		162,465
Oil, Gas & Consumable Fuels - 4.4%
Cabot Oil & Gas Corp.	1,823,400	64,402
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	225,600	$ 24,954
EQT Corp.	397,600	34,039
EV Energy Partners LP	676,900	24,930
Holly Energy Partners LP	914,400	29,114
HollyFrontier Corp.	553,300	25,485
Oasis Petroleum, Inc. (a)	696,300	37,078
Range Resources Corp.	450,000	34,070
SM Energy Co.	700,600	62,080
Southwestern Energy Co. (a)	500,000	18,610
		354,762
TOTAL ENERGY		517,227
FINANCIALS - 18.4%
Capital Markets - 1.0%
Apollo Investment Corp.	2,486,720	21,212
Artisan Partners Asset Management, Inc.	449,754	26,927
KKR & Co. LP	1,554,600	34,123
		82,262
Commercial Banks - 5.2%
CIT Group, Inc.	824,300	39,698
City National Corp.	641,700	46,273
Cullen/Frost Bankers, Inc. (d)	821,300	58,140
First Niagara Financial Group, Inc.	2,565,000	28,292
First Republic Bank	1,268,500	64,782
FirstMerit Corp.	1,942,500	43,629
FNB Corp., Pennsylvania	2,502,500	31,306
Huntington Bancshares, Inc.	3,646,900	32,093
M&T Bank Corp.	250,200	28,155
Texas Capital Bancshares, Inc. (a)	425,000	22,121
UMB Financial Corp.	405,000	23,863
		418,352
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	4,948,009	49,035
Insurance - 4.2%
Arch Capital Group Ltd. (a)	815,600	47,272
Assured Guaranty Ltd.	2,273,900	46,615
Fairfax Financial Holdings Ltd. (sub. vtg.)	121,500	53,021
Fidelity National Financial, Inc. Class A	2,872,000	80,847
First American Financial Corp.	1,561,400	40,378
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (a)	3,172,700	$ 46,099
Jardine Lloyd Thompson Group PLC	1,754,594	28,161
		342,393
Real Estate Investment Trusts - 4.6%
Apartment Investment & Management Co. Class A	695,700	19,466
Aviv REIT, Inc.	638,100	16,208
CYS Investments, Inc.	1,281,500	10,880
Essex Property Trust, Inc.	355,600	57,252
Rayonier, Inc.	985,500	46,338
Retail Properties America, Inc.	1,500,000	21,465
SL Green Realty Corp.	992,700	93,880
The Geo Group, Inc.	473,742	16,709
The Macerich Co.	1,205,300	71,366
Two Harbors Investment Corp.	1,886,800	17,604
		371,168
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	1,127,600	26,194
Realogy Holdings Corp.	956,900	39,367
		65,561
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp. (a)	5,478,809	44,598
Ocwen Financial Corp. (a)	641,300	36,060
Radian Group, Inc. (d)	5,303,544	77,273
		157,931
TOTAL FINANCIALS		1,486,702
HEALTH CARE - 13.4%
Biotechnology - 1.1%
Achillion Pharmaceuticals, Inc. (a)(d)	2,717,800	6,822
ARIAD Pharmaceuticals, Inc. (a)	797,500	1,755
BioMarin Pharmaceutical, Inc. (a)	311,700	19,581
Cubist Pharmaceuticals, Inc. rights (a)(d)	1,550,600	2,993
Dynavax Technologies Corp. (a)	1,991,667	2,450
Infinity Pharmaceuticals, Inc. (a)	239,000	3,238
Synageva BioPharma Corp. (a)	517,726	26,300
Theravance, Inc. (a)(d)	746,125	27,338
		90,477
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	1,493,800	$ 85,236
DENTSPLY International, Inc.	649,500	30,591
HeartWare International, Inc. (a)	698,800	50,705
The Cooper Companies, Inc.	201,165	25,993
Volcano Corp. (a)	653,000	12,518
		205,043
Health Care Providers & Services - 4.6%
Air Methods Corp. (d)	427,800	18,703
Amplifon SpA	1,425,582	7,607
Brookdale Senior Living, Inc. (a)	3,836,700	103,898
Corvel Corp. (a)	700,000	29,120
Emeritus Corp. (a)	950,000	18,202
Henry Schein, Inc. (a)	1,104,400	124,168
MEDNAX, Inc. (a)	475,500	51,839
Qualicorp SA (a)	1,618,000	15,153
		368,690
Health Care Technology - 0.5%
HealthStream, Inc. (a)	650,000	23,218
Veeva Systems, Inc. Class A	459,700	17,887
		41,105
Life Sciences Tools & Services - 2.0%
Eurofins Scientific SA	329,900	90,458
Illumina, Inc. (a)(d)	778,408	72,789
		163,247
Pharmaceuticals - 2.7%
Actavis PLC (a)	250,000	38,645
Endo Health Solutions, Inc. (a)	1,590,600	69,557
Impax Laboratories, Inc. (a)	1,101,400	22,314
Perrigo Co. (d)	397,000	54,742
ViroPharma, Inc. (a)	805,000	31,250
		216,508
TOTAL HEALTH CARE		1,085,070
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.3%
Esterline Technologies Corp. (a)	300,000	24,048
KEYW Holding Corp. (a)(d)(e)	3,652,436	42,003
Teledyne Technologies, Inc. (a)	300,000	26,646
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	1,159,800	$ 33,391
TransDigm Group, Inc.	435,400	63,312
		189,400
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	265,300	15,849
Hub Group, Inc. Class A (a)	600,000	22,038
		37,887
Airlines - 0.3%
Copa Holdings SA Class A	187,500	28,039
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	616,000	38,038
Interface, Inc.	3,069,600	62,159
U.S. Ecology, Inc.	275,581	9,797
		109,994
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	489,900	29,796
MasTec, Inc. (a)	717,333	22,933
		52,729
Electrical Equipment - 3.1%
AMETEK, Inc.	1,648,092	78,828
Hubbell, Inc. Class B	460,000	49,468
Regal-Beloit Corp.	400,000	29,332
Rockwell Automation, Inc.	500,000	55,205
Roper Industries, Inc.	274,500	34,809
		247,642
Machinery - 1.0%
Donaldson Co., Inc.	1,288,800	51,049
Proto Labs, Inc. (a)	350,000	29,351
		80,400
Professional Services - 2.0%
Acacia Research Corp. (d)	1,571,780	23,718
Bureau Veritas SA	879,600	26,561
Michael Page International PLC	3,212,360	24,960
Towers Watson & Co.	729,700	83,777
		159,016
Road & Rail - 2.3%
Hertz Global Holdings, Inc. (a)	1,205,000	27,667
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	657,600	$ 49,340
Kansas City Southern	871,600	105,917
		182,924
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	378,800	13,148
Rush Enterprises, Inc. Class A (a)	775,000	22,181
United Rentals, Inc. (a)	1,478,673	95,507
		130,836
TOTAL INDUSTRIALS		1,218,867
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	3,800,200	30,478
Juniper Networks, Inc. (a)	1,333,000	24,847
Nokia Corp. sponsored ADR (a)	10,000,000	76,300
		131,625
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	357,900	22,276
Fusion-io, Inc. (a)(d)	621,400	6,680
Stratasys Ltd. (a)	160,000	18,117
		47,073
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	337,000	27,058
Arrow Electronics, Inc. (a)	1,139,800	54,733
Fabrinet (a)	1,172,331	19,625
		101,416
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	1,006,600	45,035
Cornerstone OnDemand, Inc. (a)	1,050,400	49,757
CoStar Group, Inc. (a)	368,200	65,168
Demandware, Inc. (a)	690,285	34,135
Shutterstock, Inc.	385,900	27,322
		221,417
IT Services - 5.1%
Alliance Data Systems Corp. (a)(d)	208,200	49,356
Fidelity National Information Services, Inc.	1,333,186	64,993
Fiserv, Inc. (a)	330,200	34,582
FleetCor Technologies, Inc. (a)	621,600	71,702
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	1,805,500	$ 106,434
Total System Services, Inc.	1,200,000	35,796
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	49,478
		412,341
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	1,400,000	24,990
Cree, Inc. (a)	689,300	41,875
GT Advanced Technologies, Inc. (a)(d)	3,657,100	27,428
Linear Technology Corp.	769,600	31,661
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	23,384
SunEdison, Inc. (a)	2,967,900	27,601
		176,939
Software - 4.5%
ANSYS, Inc. (a)	963,500	84,258
Aspen Technology, Inc. (a)	1,382,200	52,842
Citrix Systems, Inc. (a)	301,100	17,096
Concur Technologies, Inc. (a)(d)	977,400	102,236
FireEye, Inc.	69,159	2,618
Nuance Communications, Inc. (a)	2,211,000	34,403
Red Hat, Inc. (a)	512,300	22,167
ServiceNow, Inc. (a)	841,400	45,949
		361,569
TOTAL INFORMATION TECHNOLOGY		1,452,380
MATERIALS - 2.7%
Chemicals - 1.9%
Airgas, Inc.	520,700	56,793
Cytec Industries, Inc.	761,200	63,248
Eastman Chemical Co.	418,000	32,934
		152,975
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	607,000	64,955
TOTAL MATERIALS		217,930
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
tw telecom, Inc. (a)	2,415,600	76,140
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
RingCentral, Inc.	12,900	$ 248
TOTAL TELECOMMUNICATION SERVICES		76,388
UTILITIES - 3.5%
Electric Utilities - 1.7%
Cleco Corp.	620,200	28,740
Northeast Utilities	692,800	29,714
OGE Energy Corp.	1,368,800	50,509
PNM Resources, Inc.	1,294,200	30,957
		139,920
Gas Utilities - 1.2%
Atmos Energy Corp.	1,000,000	44,270
National Fuel Gas Co.	707,600	50,629
		94,899
Multi-Utilities - 0.6%
Alliant Energy Corp.	948,800	49,546
TOTAL UTILITIES		284,365
TOTAL COMMON STOCKS (Cost $5,440,172)		7,919,350
Other - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 18,813	18,813
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	9,406,667	9,407
TOTAL OTHER (Cost $28,220)		28,220
Money Market Funds - 6.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	104,888,180	$ 104,888
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	438,547,456	438,547
TOTAL MONEY MARKET FUNDS (Cost $543,435)		543,435
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $6,011,827)		8,491,005
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(414,823)
NET ASSETS - 100%		$ 8,076,182
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(g) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,826,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 18,813
EQTY ER Holdings, LLC	1/29/13	$ 9,407
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	1,534
Total	$ 1,571
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18.	$ 18,813	$ -	$ -	$ -	$ 18,813
EQTY ER Holdings, LLC	9,407	-	-	-	9,407
KEYW Holding Corp.	49,637	-	-	-	42,003
Total	$ 77,857	$ -	$ -	$ -	$ 70,223
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,251,068	$ 1,198,712	$ -	$ 52,356
Consumer Staples	329,353	318,103	-	11,250
Energy	517,227	517,227	-	-
Financials	1,486,702	1,486,702	-	-
Health Care	1,085,070	1,085,070	-	-
Industrials	1,218,867	1,218,867	-	-
Information Technology	1,452,380	1,452,380	-	-
Materials	217,930	217,930	-	-
Telecommunication Services	76,388	76,388	-	-
Utilities	284,365	284,365	-	-
Other:
Energy	28,220	-	-	28,220
Money Market Funds	543,435	543,435	-	-
Total Investments in Securities:	$ 8,491,005	$ 8,399,179	$ -	$ 91,826
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 88,513
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,313
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 91,826
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ 3,313

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $427,238) - See accompanying schedule: Unaffiliated issuers (cost $5,391,119)	$ 7,877,347
Fidelity Central Funds (cost $543,435)	543,435
Other affiliated issuers (cost $77,273)	70,223
Total Investments (cost $6,011,827)		$ 8,491,005
Receivable for investments sold		26,210
Receivable for fund shares sold		4,690
Dividends receivable		1,701
Distributions receivable from Fidelity Central Funds		159
Prepaid expenses		26
Other affiliated receivables		62
Other receivables		366
Total assets		8,524,219

Liabilities
Payable for fund shares redeemed	4,271
Accrued management fee	3,849
Other affiliated payables	995
Other payables and accrued expenses	375
Collateral on securities loaned, at value	438,547
Total liabilities		448,037

Net Assets		$ 8,076,182
Net Assets consist of:
Paid in capital		$ 5,444,146
Undistributed net investment income		8,354
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		144,503
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,479,179
Net Assets		$ 8,076,182

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013 (Unaudited)

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,326,341 ÷ 139,394 shares)	$ 38.21

Class K: Net Asset Value, offering price and redemption price per share ($2,749,841 ÷ 71,944 shares)	$ 38.22

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 28,818
Special dividends		9,720
Income from Fidelity Central Funds		1,571
Total income		40,109

Expenses
Management fee Basic fee	$ 21,061
Performance adjustment	(744)
Transfer agent fees	5,302
Accounting and security lending fees	634
Custodian fees and expenses	69
Independent trustees' compensation	20
Registration fees	46
Audit	35
Legal	11
Miscellaneous	55
Total expenses before reductions	26,489
Expense reductions	(52)	26,437
Net investment income (loss)		13,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	184,549
Foreign currency transactions	18
Total net realized gain (loss)		184,567
Change in net unrealized appreciation (depreciation) on: Investment securities	831,295
Assets and liabilities in foreign currencies	(44)
Total change in net unrealized appreciation (depreciation)		831,251
Net gain (loss)		1,015,818
Net increase (decrease) in net assets resulting from operations		$ 1,029,490

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,672	$ 65,525
Net realized gain (loss)	184,567	133,031
Change in net unrealized appreciation (depreciation)	831,251	822,360
Net increase (decrease) in net assets resulting from operations	1,029,490	1,020,916
Distributions to shareholders from net investment income	-	(73,928)
Distributions to shareholders from net realized gain	(66,478)	(190,685)
Total distributions	(66,478)	(264,613)
Share transactions - net increase (decrease)	(83,631)	(373,065)
Redemption fees	47	70
Total increase (decrease) in net assets	879,428	383,308

Net Assets
Beginning of period	7,196,754	6,813,446
End of period (including undistributed net investment income of $8,354 and distributions in excess of net investment income of $5,318, respectively)	$ 8,076,182	$ 7,196,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.69	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52
Income from Investment Operations
Net investment income (loss) D	.06 G	.29	.10	.01	.08	.02
Net realized and unrealized gain (loss)	4.77	4.45	(.18)	4.59	10.59	(10.58)
Total from investment operations	4.83	4.74	(.08)	4.60	10.67	(10.56)
Distributions from net investment income	-	(.33)	(.05)	(.04) H	(.06)	(.02) H
Distributions from net realized gain	(.31)	(.87)	(1.50)	(.04) H	-	(.29) H
Total distributions	(.31)	(1.20)	(1.55)	(.08)	(.06)	(.31)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 38.21	$ 33.69	$ 30.15	$ 31.78	$ 27.26	$ 16.65
Total Return B,C	14.45%	16.54%	.19%	16.95%	64.11%	(38.76)%
Ratios to Average Net Assets E,I
Expenses before reductions	.74% A	.65%	.86%	.61%	.65%	.73%
Expenses net of fee waivers, if any	.74% A	.65%	.86%	.61%	.65%	.73%
Expenses net of all reductions	.74% A	.63%	.85%	.59%	.64%	.72%
Net investment income (loss)	.31% A,G	.95%	.36%	.04%	.38%	.11%
Supplemental Data
Net assets, end of period (in millions)	$ 5,326	$ 4,750	$ 5,170	$ 7,120	$ 7,475	$ 4,763
Portfolio turnover rate F	15% A	46%	52%	131%	85%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.68	$ 30.15	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.08 G	.33	.15	.06	.14	.05
Net realized and unrealized gain (loss)	4.77	4.45	(.19)	4.58	10.58	(11.39)
Total from investment operations	4.85	4.78	(.04)	4.64	10.72	(11.34)
Distributions from net investment income	-	(.38)	(.08)	(.09) I	(.09)	(.07) I
Distributions from net realized gain	(.31)	(.87)	(1.50)	(.04) I	-	(.29) I
Total distributions	(.31)	(1.25)	(1.58)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 38.22	$ 33.68	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Total Return B,C	14.52%	16.72%	.35%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E,J
Expenses before reductions	.61% A	.50%	.69%	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.60% A	.50%	.69%	.43%	.43%	.52% A
Expenses net of all reductions	.60% A	.48%	.68%	.42%	.41%	.52% A
Net investment income (loss)	.45% A,G	1.11%	.52%	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,750	$ 2,447	$ 1,643	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	15% A	46%	52%	131%	85%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%. H For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

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3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 63,606	Discounted cash flow	Discount rate	20.0%	Decrease
		Market comparable	Price-to-earnings multiple	14.0	Increase
			EV/EBITDA multiple	9.0	Increase
Other/Energy	$ 28,220	Market comparable	Transaction price	$ 1.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,642,443
Gross unrealized depreciation	(164,082)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,478,361

Tax cost	$ 6,012,644

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $560,769 and $783,362, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 4,666.19
Class K	636.05
	$ 5,302

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

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5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,782.32%		$ -*

* Amount represents two hundred fifty-five dollars.

Other. During the period, FMR reimbursed the Fund for certain losses in the amount of $26.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,119. Security lending income represents the income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,534, including $7 from securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $52.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
From net investment income
Mid-Cap Stock	$ -	$ 48,097
Class K	-	25,831
Total	$ -	$ 73,928
From net realized gain
Mid-Cap Stock	$ 43,741	$ 137,838
Class K	22,737	52,847
Total	$ 66,478	$ 190,685

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Mid-Cap Stock
Shares sold	7,977	14,240	$ 286,846	$ 432,641
Reinvestment of distributions	1,240	6,392	42,264	180,000
Shares redeemed	(10,803)	(51,115)	(385,416)	(1,519,331)
Net increase (decrease)	(1,586)	(30,483)	$ (56,306)	$ (906,690)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Class K
Shares sold	6,338	29,861	$ 225,965	$ 891,057
Reinvestment of distributions	667	2,783	22,737	78,678
Shares redeemed	(7,713)	(14,484)	(276,027)	(436,110)
Net increase (decrease)	(708)	18,160	$ (27,325)	$ 533,625

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in February 2011.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2012 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCS-USAN-1213
1.784862.110

Fidelity®

Mid-Cap Stock

Fund -
Class K

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Mid-Cap Stock	.74%
Actual		$ 1,000.00	$ 1,144.50	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77
Class K	.60%
Actual		$ 1,000.00	$ 1,145.20	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Tesla Motors, Inc.	1.9	0.9
Henry Schein, Inc.	1.5	1.4
Gartner, Inc. Class A	1.3	1.5
Kansas City Southern	1.3	1.3
Brookdale Senior Living, Inc.	1.3	1.4
Concur Technologies, Inc.	1.3	1.0
Oceaneering International, Inc.	1.2	1.2
United Rentals, Inc.	1.2	1.1
SL Green Realty Corp.	1.2	1.3
Eurofins Scientific SA	1.1	1.0
	13.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	23.1
Information Technology	18.0	14.4
Consumer Discretionary	15.5	15.3
Industrials	15.1	13.3
Health Care	13.4	15.2
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 98.1%		Stocks 99.2%
	Other 0.3%		Other 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	8.6%	** Foreign investments	8.0%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.4%
Tenneco, Inc. (a)	550,000	$ 29,189
Automobiles - 1.9%
Tesla Motors, Inc. (a)(d)	980,936	156,885
Distributors - 0.4%
Pool Corp.	628,500	34,178
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,000,000	28,440
Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc. Class A (d)	2,076,129	24,997
Domino's Pizza, Inc.	911,100	61,098
Jubilant Foodworks Ltd. (a)	768,388	14,837
Panera Bread Co. Class A (a)	200,000	31,584
Wyndham Worldwide Corp.	376,300	24,986
		157,502
Household Durables - 2.1%
D.R. Horton, Inc.	1,060,933	20,105
Lennar Corp. Class A (d)	447,600	15,912
NVR, Inc. (a)	56,900	52,196
Toll Brothers, Inc. (a)	1,212,187	39,857
Tupperware Brands Corp.	482,600	43,265
		171,335
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	825,000	22,242
Leisure Equipment & Products - 1.0%
Brunswick Corp.	675,000	30,463
New Academy Holding Co. LLC unit (a)(f)(h)	294,000	52,356
		82,819
Media - 1.1%
Discovery Communications, Inc. Class A (a)	542,800	48,266
Scripps Networks Interactive, Inc. Class A	520,200	41,876
		90,142
Specialty Retail - 2.9%
Cabela's, Inc. Class A (a)	795,700	47,201
Chico's FAS, Inc.	913,700	15,670
PT ACE Hardware Indonesia Tbk	212,521,000	11,500
Ross Stores, Inc.	324,500	25,100
Sally Beauty Holdings, Inc. (a)	1,274,000	33,532
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co.	994,000	$ 70,922
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	29,249
		233,174
Textiles, Apparel & Luxury Goods - 3.0%
Brunello Cucinelli SpA	1,952,800	60,983
Hanesbrands, Inc.	1,044,800	71,172
PVH Corp.	367,200	45,742
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	828,900	67,265
		245,162
TOTAL CONSUMER DISCRETIONARY		1,251,068
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Beam, Inc.	652,200	43,893
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,053,900	68,820
		112,713
Food & Staples Retailing - 0.8%
Masan Consumer Corp. unit (f)(h)	125,000	11,250
Safeway, Inc.	842,900	29,417
United Natural Foods, Inc. (a)	348,426	24,895
		65,562
Food Products - 1.0%
Ingredion, Inc.	718,000	47,216
The Hershey Co.	339,600	33,702
		80,918
Household Products - 0.9%
Church & Dwight Co., Inc.	1,076,900	70,160
TOTAL CONSUMER STAPLES		329,353
ENERGY - 6.4%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc. (d)	452,900	28,048
Helmerich & Payne, Inc.	454,000	35,208
Oceaneering International, Inc.	1,155,200	99,209
		162,465
Oil, Gas & Consumable Fuels - 4.4%
Cabot Oil & Gas Corp.	1,823,400	64,402
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	225,600	$ 24,954
EQT Corp.	397,600	34,039
EV Energy Partners LP	676,900	24,930
Holly Energy Partners LP	914,400	29,114
HollyFrontier Corp.	553,300	25,485
Oasis Petroleum, Inc. (a)	696,300	37,078
Range Resources Corp.	450,000	34,070
SM Energy Co.	700,600	62,080
Southwestern Energy Co. (a)	500,000	18,610
		354,762
TOTAL ENERGY		517,227
FINANCIALS - 18.4%
Capital Markets - 1.0%
Apollo Investment Corp.	2,486,720	21,212
Artisan Partners Asset Management, Inc.	449,754	26,927
KKR & Co. LP	1,554,600	34,123
		82,262
Commercial Banks - 5.2%
CIT Group, Inc.	824,300	39,698
City National Corp.	641,700	46,273
Cullen/Frost Bankers, Inc. (d)	821,300	58,140
First Niagara Financial Group, Inc.	2,565,000	28,292
First Republic Bank	1,268,500	64,782
FirstMerit Corp.	1,942,500	43,629
FNB Corp., Pennsylvania	2,502,500	31,306
Huntington Bancshares, Inc.	3,646,900	32,093
M&T Bank Corp.	250,200	28,155
Texas Capital Bancshares, Inc. (a)	425,000	22,121
UMB Financial Corp.	405,000	23,863
		418,352
Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	4,948,009	49,035
Insurance - 4.2%
Arch Capital Group Ltd. (a)	815,600	47,272
Assured Guaranty Ltd.	2,273,900	46,615
Fairfax Financial Holdings Ltd. (sub. vtg.)	121,500	53,021
Fidelity National Financial, Inc. Class A	2,872,000	80,847
First American Financial Corp.	1,561,400	40,378
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (a)	3,172,700	$ 46,099
Jardine Lloyd Thompson Group PLC	1,754,594	28,161
		342,393
Real Estate Investment Trusts - 4.6%
Apartment Investment & Management Co. Class A	695,700	19,466
Aviv REIT, Inc.	638,100	16,208
CYS Investments, Inc.	1,281,500	10,880
Essex Property Trust, Inc.	355,600	57,252
Rayonier, Inc.	985,500	46,338
Retail Properties America, Inc.	1,500,000	21,465
SL Green Realty Corp.	992,700	93,880
The Geo Group, Inc.	473,742	16,709
The Macerich Co.	1,205,300	71,366
Two Harbors Investment Corp.	1,886,800	17,604
		371,168
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	1,127,600	26,194
Realogy Holdings Corp.	956,900	39,367
		65,561
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp. (a)	5,478,809	44,598
Ocwen Financial Corp. (a)	641,300	36,060
Radian Group, Inc. (d)	5,303,544	77,273
		157,931
TOTAL FINANCIALS		1,486,702
HEALTH CARE - 13.4%
Biotechnology - 1.1%
Achillion Pharmaceuticals, Inc. (a)(d)	2,717,800	6,822
ARIAD Pharmaceuticals, Inc. (a)	797,500	1,755
BioMarin Pharmaceutical, Inc. (a)	311,700	19,581
Cubist Pharmaceuticals, Inc. rights (a)(d)	1,550,600	2,993
Dynavax Technologies Corp. (a)	1,991,667	2,450
Infinity Pharmaceuticals, Inc. (a)	239,000	3,238
Synageva BioPharma Corp. (a)	517,726	26,300
Theravance, Inc. (a)(d)	746,125	27,338
		90,477
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	1,493,800	$ 85,236
DENTSPLY International, Inc.	649,500	30,591
HeartWare International, Inc. (a)	698,800	50,705
The Cooper Companies, Inc.	201,165	25,993
Volcano Corp. (a)	653,000	12,518
		205,043
Health Care Providers & Services - 4.6%
Air Methods Corp. (d)	427,800	18,703
Amplifon SpA	1,425,582	7,607
Brookdale Senior Living, Inc. (a)	3,836,700	103,898
Corvel Corp. (a)	700,000	29,120
Emeritus Corp. (a)	950,000	18,202
Henry Schein, Inc. (a)	1,104,400	124,168
MEDNAX, Inc. (a)	475,500	51,839
Qualicorp SA (a)	1,618,000	15,153
		368,690
Health Care Technology - 0.5%
HealthStream, Inc. (a)	650,000	23,218
Veeva Systems, Inc. Class A	459,700	17,887
		41,105
Life Sciences Tools & Services - 2.0%
Eurofins Scientific SA	329,900	90,458
Illumina, Inc. (a)(d)	778,408	72,789
		163,247
Pharmaceuticals - 2.7%
Actavis PLC (a)	250,000	38,645
Endo Health Solutions, Inc. (a)	1,590,600	69,557
Impax Laboratories, Inc. (a)	1,101,400	22,314
Perrigo Co. (d)	397,000	54,742
ViroPharma, Inc. (a)	805,000	31,250
		216,508
TOTAL HEALTH CARE		1,085,070
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.3%
Esterline Technologies Corp. (a)	300,000	24,048
KEYW Holding Corp. (a)(d)(e)	3,652,436	42,003
Teledyne Technologies, Inc. (a)	300,000	26,646
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	1,159,800	$ 33,391
TransDigm Group, Inc.	435,400	63,312
		189,400
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	265,300	15,849
Hub Group, Inc. Class A (a)	600,000	22,038
		37,887
Airlines - 0.3%
Copa Holdings SA Class A	187,500	28,039
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	616,000	38,038
Interface, Inc.	3,069,600	62,159
U.S. Ecology, Inc.	275,581	9,797
		109,994
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	489,900	29,796
MasTec, Inc. (a)	717,333	22,933
		52,729
Electrical Equipment - 3.1%
AMETEK, Inc.	1,648,092	78,828
Hubbell, Inc. Class B	460,000	49,468
Regal-Beloit Corp.	400,000	29,332
Rockwell Automation, Inc.	500,000	55,205
Roper Industries, Inc.	274,500	34,809
		247,642
Machinery - 1.0%
Donaldson Co., Inc.	1,288,800	51,049
Proto Labs, Inc. (a)	350,000	29,351
		80,400
Professional Services - 2.0%
Acacia Research Corp. (d)	1,571,780	23,718
Bureau Veritas SA	879,600	26,561
Michael Page International PLC	3,212,360	24,960
Towers Watson & Co.	729,700	83,777
		159,016
Road & Rail - 2.3%
Hertz Global Holdings, Inc. (a)	1,205,000	27,667
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	657,600	$ 49,340
Kansas City Southern	871,600	105,917
		182,924
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	378,800	13,148
Rush Enterprises, Inc. Class A (a)	775,000	22,181
United Rentals, Inc. (a)	1,478,673	95,507
		130,836
TOTAL INDUSTRIALS		1,218,867
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	3,800,200	30,478
Juniper Networks, Inc. (a)	1,333,000	24,847
Nokia Corp. sponsored ADR (a)	10,000,000	76,300
		131,625
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	357,900	22,276
Fusion-io, Inc. (a)(d)	621,400	6,680
Stratasys Ltd. (a)	160,000	18,117
		47,073
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	337,000	27,058
Arrow Electronics, Inc. (a)	1,139,800	54,733
Fabrinet (a)	1,172,331	19,625
		101,416
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	1,006,600	45,035
Cornerstone OnDemand, Inc. (a)	1,050,400	49,757
CoStar Group, Inc. (a)	368,200	65,168
Demandware, Inc. (a)	690,285	34,135
Shutterstock, Inc.	385,900	27,322
		221,417
IT Services - 5.1%
Alliance Data Systems Corp. (a)(d)	208,200	49,356
Fidelity National Information Services, Inc.	1,333,186	64,993
Fiserv, Inc. (a)	330,200	34,582
FleetCor Technologies, Inc. (a)	621,600	71,702
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	1,805,500	$ 106,434
Total System Services, Inc.	1,200,000	35,796
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	49,478
		412,341
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	1,400,000	24,990
Cree, Inc. (a)	689,300	41,875
GT Advanced Technologies, Inc. (a)(d)	3,657,100	27,428
Linear Technology Corp.	769,600	31,661
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	23,384
SunEdison, Inc. (a)	2,967,900	27,601
		176,939
Software - 4.5%
ANSYS, Inc. (a)	963,500	84,258
Aspen Technology, Inc. (a)	1,382,200	52,842
Citrix Systems, Inc. (a)	301,100	17,096
Concur Technologies, Inc. (a)(d)	977,400	102,236
FireEye, Inc.	69,159	2,618
Nuance Communications, Inc. (a)	2,211,000	34,403
Red Hat, Inc. (a)	512,300	22,167
ServiceNow, Inc. (a)	841,400	45,949
		361,569
TOTAL INFORMATION TECHNOLOGY		1,452,380
MATERIALS - 2.7%
Chemicals - 1.9%
Airgas, Inc.	520,700	56,793
Cytec Industries, Inc.	761,200	63,248
Eastman Chemical Co.	418,000	32,934
		152,975
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	607,000	64,955
TOTAL MATERIALS		217,930
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
tw telecom, Inc. (a)	2,415,600	76,140
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
RingCentral, Inc.	12,900	$ 248
TOTAL TELECOMMUNICATION SERVICES		76,388
UTILITIES - 3.5%
Electric Utilities - 1.7%
Cleco Corp.	620,200	28,740
Northeast Utilities	692,800	29,714
OGE Energy Corp.	1,368,800	50,509
PNM Resources, Inc.	1,294,200	30,957
		139,920
Gas Utilities - 1.2%
Atmos Energy Corp.	1,000,000	44,270
National Fuel Gas Co.	707,600	50,629
		94,899
Multi-Utilities - 0.6%
Alliant Energy Corp.	948,800	49,546
TOTAL UTILITIES		284,365
TOTAL COMMON STOCKS (Cost $5,440,172)		7,919,350
Other - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 18,813	18,813
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	9,406,667	9,407
TOTAL OTHER (Cost $28,220)		28,220
Money Market Funds - 6.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	104,888,180	$ 104,888
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	438,547,456	438,547
TOTAL MONEY MARKET FUNDS (Cost $543,435)		543,435
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $6,011,827)		8,491,005
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(414,823)
NET ASSETS - 100%		$ 8,076,182
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(g) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,826,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 18,813
EQTY ER Holdings, LLC	1/29/13	$ 9,407
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	1,534
Total	$ 1,571
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18.	$ 18,813	$ -	$ -	$ -	$ 18,813
EQTY ER Holdings, LLC	9,407	-	-	-	9,407
KEYW Holding Corp.	49,637	-	-	-	42,003
Total	$ 77,857	$ -	$ -	$ -	$ 70,223
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,251,068	$ 1,198,712	$ -	$ 52,356
Consumer Staples	329,353	318,103	-	11,250
Energy	517,227	517,227	-	-
Financials	1,486,702	1,486,702	-	-
Health Care	1,085,070	1,085,070	-	-
Industrials	1,218,867	1,218,867	-	-
Information Technology	1,452,380	1,452,380	-	-
Materials	217,930	217,930	-	-
Telecommunication Services	76,388	76,388	-	-
Utilities	284,365	284,365	-	-
Other:
Energy	28,220	-	-	28,220
Money Market Funds	543,435	543,435	-	-
Total Investments in Securities:	$ 8,491,005	$ 8,399,179	$ -	$ 91,826
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 88,513
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,313
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 91,826
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ 3,313

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $427,238) - See accompanying schedule: Unaffiliated issuers (cost $5,391,119)	$ 7,877,347
Fidelity Central Funds (cost $543,435)	543,435
Other affiliated issuers (cost $77,273)	70,223
Total Investments (cost $6,011,827)		$ 8,491,005
Receivable for investments sold		26,210
Receivable for fund shares sold		4,690
Dividends receivable		1,701
Distributions receivable from Fidelity Central Funds		159
Prepaid expenses		26
Other affiliated receivables		62
Other receivables		366
Total assets		8,524,219

Liabilities
Payable for fund shares redeemed	4,271
Accrued management fee	3,849
Other affiliated payables	995
Other payables and accrued expenses	375
Collateral on securities loaned, at value	438,547
Total liabilities		448,037

Net Assets		$ 8,076,182
Net Assets consist of:
Paid in capital		$ 5,444,146
Undistributed net investment income		8,354
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		144,503
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,479,179
Net Assets		$ 8,076,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013 (Unaudited)

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,326,341 ÷ 139,394 shares)	$ 38.21

Class K: Net Asset Value, offering price and redemption price per share ($2,749,841 ÷ 71,944 shares)	$ 38.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 28,818
Special dividends		9,720
Income from Fidelity Central Funds		1,571
Total income		40,109

Expenses
Management fee Basic fee	$ 21,061
Performance adjustment	(744)
Transfer agent fees	5,302
Accounting and security lending fees	634
Custodian fees and expenses	69
Independent trustees' compensation	20
Registration fees	46
Audit	35
Legal	11
Miscellaneous	55
Total expenses before reductions	26,489
Expense reductions	(52)	26,437
Net investment income (loss)		13,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	184,549
Foreign currency transactions	18
Total net realized gain (loss)		184,567
Change in net unrealized appreciation (depreciation) on: Investment securities	831,295
Assets and liabilities in foreign currencies	(44)
Total change in net unrealized appreciation (depreciation)		831,251
Net gain (loss)		1,015,818
Net increase (decrease) in net assets resulting from operations		$ 1,029,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,672	$ 65,525
Net realized gain (loss)	184,567	133,031
Change in net unrealized appreciation (depreciation)	831,251	822,360
Net increase (decrease) in net assets resulting from operations	1,029,490	1,020,916
Distributions to shareholders from net investment income	-	(73,928)
Distributions to shareholders from net realized gain	(66,478)	(190,685)
Total distributions	(66,478)	(264,613)
Share transactions - net increase (decrease)	(83,631)	(373,065)
Redemption fees	47	70
Total increase (decrease) in net assets	879,428	383,308

Net Assets
Beginning of period	7,196,754	6,813,446
End of period (including undistributed net investment income of $8,354 and distributions in excess of net investment income of $5,318, respectively)	$ 8,076,182	$ 7,196,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.69	$ 30.15	$ 31.78	$ 27.26	$ 16.65	$ 27.52
Income from Investment Operations
Net investment income (loss) D	.06 G	.29	.10	.01	.08	.02
Net realized and unrealized gain (loss)	4.77	4.45	(.18)	4.59	10.59	(10.58)
Total from investment operations	4.83	4.74	(.08)	4.60	10.67	(10.56)
Distributions from net investment income	-	(.33)	(.05)	(.04) H	(.06)	(.02) H
Distributions from net realized gain	(.31)	(.87)	(1.50)	(.04) H	-	(.29) H
Total distributions	(.31)	(1.20)	(1.55)	(.08)	(.06)	(.31)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 38.21	$ 33.69	$ 30.15	$ 31.78	$ 27.26	$ 16.65
Total Return B,C	14.45%	16.54%	.19%	16.95%	64.11%	(38.76)%
Ratios to Average Net Assets E,I
Expenses before reductions	.74% A	.65%	.86%	.61%	.65%	.73%
Expenses net of fee waivers, if any	.74% A	.65%	.86%	.61%	.65%	.73%
Expenses net of all reductions	.74% A	.63%	.85%	.59%	.64%	.72%
Net investment income (loss)	.31% A,G	.95%	.36%	.04%	.38%	.11%
Supplemental Data
Net assets, end of period (in millions)	$ 5,326	$ 4,750	$ 5,170	$ 7,120	$ 7,475	$ 4,763
Portfolio turnover rate F	15% A	46%	52%	131%	85%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 33.68	$ 30.15	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.08 G	.33	.15	.06	.14	.05
Net realized and unrealized gain (loss)	4.77	4.45	(.19)	4.58	10.58	(11.39)
Total from investment operations	4.85	4.78	(.04)	4.64	10.72	(11.34)
Distributions from net investment income	-	(.38)	(.08)	(.09) I	(.09)	(.07) I
Distributions from net realized gain	(.31)	(.87)	(1.50)	(.04) I	-	(.29) I
Total distributions	(.31)	(1.25)	(1.58)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 38.22	$ 33.68	$ 30.15	$ 31.77	$ 27.26	$ 16.63
Total Return B,C	14.52%	16.72%	.35%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E,J
Expenses before reductions	.61% A	.50%	.69%	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.60% A	.50%	.69%	.43%	.43%	.52% A
Expenses net of all reductions	.60% A	.48%	.68%	.42%	.41%	.52% A
Net investment income (loss)	.45% A,G	1.11%	.52%	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,750	$ 2,447	$ 1,643	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	15% A	46%	52%	131%	85%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%. H For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

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3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 63,606	Discounted cash flow	Discount rate	20.0%	Decrease
		Market comparable	Price-to-earnings multiple	14.0	Increase
			EV/EBITDA multiple	9.0	Increase
Other/Energy	$ 28,220	Market comparable	Transaction price	$ 1.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,642,443
Gross unrealized depreciation	(164,082)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,478,361

Tax cost	$ 6,012,644

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $560,769 and $783,362, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 4,666.19
Class K	636.05
	$ 5,302

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

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5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,782.32%		$ -*

* Amount represents two hundred fifty-five dollars.

Other. During the period, FMR reimbursed the Fund for certain losses in the amount of $26.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,119. Security lending income represents the income

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,534, including $7 from securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $52.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
From net investment income
Mid-Cap Stock	$ -	$ 48,097
Class K	-	25,831
Total	$ -	$ 73,928
From net realized gain
Mid-Cap Stock	$ 43,741	$ 137,838
Class K	22,737	52,847
Total	$ 66,478	$ 190,685

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Mid-Cap Stock
Shares sold	7,977	14,240	$ 286,846	$ 432,641
Reinvestment of distributions	1,240	6,392	42,264	180,000
Shares redeemed	(10,803)	(51,115)	(385,416)	(1,519,331)
Net increase (decrease)	(1,586)	(30,483)	$ (56,306)	$ (906,690)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Class K
Shares sold	6,338	29,861	$ 225,965	$ 891,057
Reinvestment of distributions	667	2,783	22,737	78,678
Shares redeemed	(7,713)	(14,484)	(276,027)	(436,110)
Net increase (decrease)	(708)	18,160	$ (27,325)	$ 533,625

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in February 2011.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2012 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCS-K-USAN-1213
1.863349.105

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.68%	$ 1,000.00	$ 1,121.50	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Allied World Assurance Co. Holdings Ltd.	1.7	1.4
Esterline Technologies Corp.	1.7	1.5
FirstMerit Corp.	1.7	1.2
Parametric Technology Corp.	1.6	1.0
Skyworks Solutions, Inc.	1.6	1.1
Silgan Holdings, Inc.	1.5	1.4
WESCO International, Inc.	1.5	0.9
Rosetta Resources, Inc.	1.5	1.3
Cleco Corp.	1.5	1.6
Teledyne Technologies, Inc.	1.4	1.1
	15.7
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	17.3
Financials	19.6	19.8
Industrials	15.6	15.9
Consumer Discretionary	13.8	12.9
Health Care	9.9	15.0
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 94.6%		Stocks 95.3%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	13.1%	** Foreign investments	13.5%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.0%
Tenneco, Inc. (a)	445,292	$ 23,632
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings, Inc. (a)	87,400	12,461
Life Time Fitness, Inc. (a)	317,300	14,412
Paddy Power PLC (Ireland)	144,000	11,731
Penn National Gaming, Inc. (a)	395,000	23,111
		61,715
Household Durables - 1.2%
Cyrela Brazil Realty SA	1,674,300	12,519
KB Home (d)	890,000	15,103
		27,622
Internet & Catalog Retail - 1.0%
HSN, Inc.	445,000	23,318
Leisure Equipment & Products - 1.0%
Brunswick Corp.	526,300	23,752
Specialty Retail - 6.0%
Citi Trends, Inc. (a)	511,900	7,515
Conn's, Inc. (a)	182,300	11,018
DSW, Inc. Class A	192,457	16,873
Guess?, Inc.	375,900	11,747
Murphy U.S.A., Inc.	386,610	15,689
OfficeMax, Inc. (d)	999,500	14,973
Penske Automotive Group, Inc.	227,803	9,026
USS Co. Ltd.	1,727,600	25,300
Vitamin Shoppe, Inc. (a)	635,000	29,788
		141,929
Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden Ltd. (a)	639,932	23,473
TOTAL CONSUMER DISCRETIONARY		325,441
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.5%
Cosmos Pharmaceutical Corp.	93,000	11,330
Food Products - 0.6%
WhiteWave Foods Co.	705,800	14,123
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	185,595	$ 6,717
TOTAL CONSUMER STAPLES		32,170
ENERGY - 5.9%
Energy Equipment & Services - 1.7%
Helix Energy Solutions Group, Inc. (a)	641,049	15,167
Western Energy Services Corp. (d)	3,388,400	25,576
		40,743
Oil, Gas & Consumable Fuels - 4.2%
MPLX LP	13,600	501
Petrominerales Ltd.	870,000	10,005
Rosetta Resources, Inc. (a)	592,000	35,484
Targa Resources Corp.	390,000	30,248
World Fuel Services Corp.	614,000	23,424
		99,662
TOTAL ENERGY		140,405
FINANCIALS - 19.0%
Capital Markets - 1.4%
AllianceBernstein Holding LP	818,700	18,192
HFF, Inc.	611,543	15,013
		33,205
Commercial Banks - 8.1%
City National Corp.	356,600	25,714
Customers Bancorp, Inc. (a)	494,319	8,280
East West Bancorp, Inc.	513,803	17,310
FirstMerit Corp.	1,725,000	38,744
Popular, Inc. (a)	271,000	6,843
Spar Nord Bank A/S (a)	3,141,723	28,024
Texas Capital Bancshares, Inc. (a)	591,247	30,774
UMB Financial Corp.	411,592	24,251
United Community Banks, Inc., Georgia (a)	655,000	10,211
		190,151
Consumer Finance - 0.5%
Springleaf Holdings, Inc.	542,900	11,037
Insurance - 4.2%
Allied World Assurance Co. Holdings Ltd.	376,000	40,712
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	650,000	$ 27,918
Validus Holdings Ltd.	800,000	31,584
		100,214
Real Estate Investment Trusts - 4.1%
CBL & Associates Properties, Inc.	621,900	12,320
Coresite Realty Corp.	786,704	25,521
Equity Lifestyle Properties, Inc.	401,000	15,234
Glimcher Realty Trust	1,315,000	13,479
Home Properties, Inc.	281,943	17,004
Piedmont Office Realty Trust, Inc. Class A	648,200	11,979
		95,537
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA	110,381	17,361
TOTAL FINANCIALS		447,505
HEALTH CARE - 9.9%
Biotechnology - 3.3%
Acorda Therapeutics, Inc. (a)	46,300	1,417
Alkermes PLC (a)	260,000	9,149
Arena Pharmaceuticals, Inc. (a)(d)	69,000	303
ARIAD Pharmaceuticals, Inc. (a)	793,446	1,746
ArQule, Inc. (a)	550,000	1,238
AVEO Pharmaceuticals, Inc. (a)(d)	633,110	1,311
Biota Pharmaceuticals, Inc.	152,927	586
Codexis, Inc. (a)	535,429	932
Cubist Pharmaceuticals, Inc. (a)	7,000	434
Discovery Laboratories, Inc. (a)	100,000	206
Emergent BioSolutions, Inc. (a)	95,588	1,867
Enzon Pharmaceuticals, Inc.	832,926	1,233
Genomic Health, Inc. (a)	46,429	1,389
ImmunoGen, Inc. (a)(d)	288,500	4,749
KaloBios Pharmaceuticals, Inc.	100,000	401
LipoScience, Inc.	206,951	1,026
Mast Therapeutics, Inc. warrants 6/14/18 (a)	400,000	33
Nanosphere, Inc. (a)	254,870	497
Novavax, Inc. (a)	1,934,209	5,996
NPS Pharmaceuticals, Inc. (a)	153,400	4,415
OncoGenex Pharmaceuticals, Inc. (a)	176,221	1,239
Rigel Pharmaceuticals, Inc. (a)	750,000	2,318
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc.	41,000	$ 352
Targacept, Inc. (a)	327,495	1,556
Theravance, Inc. (a)	319,157	11,694
United Therapeutics Corp. (a)	238,030	21,070
Vical, Inc. (a)	367,744	460
		77,617
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	217,100	12,388
Cyberonics, Inc. (a)	229,300	13,244
Integra LifeSciences Holdings Corp. (a)	491,764	22,513
		48,145
Health Care Providers & Services - 2.3%
BioScrip, Inc. (a)	800,000	5,608
Centene Corp. (a)	139,900	7,857
MWI Veterinary Supply, Inc. (a)	135,300	21,464
Team Health Holdings, Inc. (a)	421,480	18,309
		53,238
Pharmaceuticals - 2.3%
Dechra Pharmaceuticals PLC	2,804,059	31,023
Impax Laboratories, Inc. (a)	595,000	12,055
ViroPharma, Inc. (a)	291,000	11,297
		54,375
TOTAL HEALTH CARE		233,375
INDUSTRIALS - 15.6%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	503,000	40,320
Teledyne Technologies, Inc. (a)	372,318	33,069
		73,389
Building Products - 0.8%
Armstrong World Industries, Inc. (a)	334,031	17,847
Commercial Services & Supplies - 1.4%
InnerWorkings, Inc. (a)(d)	1,540,000	14,738
Tetra Tech, Inc. (a)	655,100	17,118
		31,856
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)	991,163	31,499
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.6%
Prysmian SpA	1,339,300	$ 32,732
Regal-Beloit Corp.	400,000	29,332
		62,064
Machinery - 2.5%
Actuant Corp. Class A	308,387	11,583
Graco, Inc.	186,559	14,414
Snap-On, Inc.	174,000	18,108
Wabtec Corp.	234,000	15,254
		59,359
Professional Services - 1.2%
Dun & Bradstreet Corp.	199,244	21,676
Kforce, Inc.	306,678	6,038
		27,714
Trading Companies & Distributors - 2.7%
Watsco, Inc.	286,600	27,310
WESCO International, Inc. (a)	416,299	35,577
		62,887
TOTAL INDUSTRIALS		366,615
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 4.6%
Aruba Networks, Inc. (a)	1,087,869	20,408
Brocade Communications Systems, Inc. (a)	933,600	7,487
Finisar Corp. (a)	993,300	22,856
Plantronics, Inc.	427,551	18,359
Polycom, Inc. (a)	1,122,300	11,672
Riverbed Technology, Inc. (a)	1,769,000	26,217
		106,999
Electronic Equipment & Components - 0.5%
Neonode, Inc. (a)	263,089	1,423
ScanSource, Inc. (a)	262,100	10,080
		11,503
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	1,745,000	29,386
SciQuest, Inc. (a)	731,290	15,971
		45,357
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 4.2%
Broadridge Financial Solutions, Inc.	773,800	$ 27,207
EPAM Systems, Inc. (a)	184,901	6,928
ExlService Holdings, Inc. (a)	765,746	22,138
Maximus, Inc.	465,000	22,529
Total System Services, Inc.	703,814	20,995
		99,797
Semiconductors & Semiconductor Equipment - 2.5%
Entegris, Inc. (a)	1,648,500	17,062
ON Semiconductor Corp. (a)	780,000	5,507
Skyworks Solutions, Inc. (a)	1,428,000	36,814
		59,383
Software - 6.1%
BroadSoft, Inc. (a)	343,277	11,232
Diligent Board Member Services, Inc. (a)	1,030,117	3,727
Mentor Graphics Corp.	1,388,170	30,651
Parametric Technology Corp. (a)	1,355,000	37,561
SolarWinds, Inc. (a)	113,312	4,101
Solera Holdings, Inc.	454,900	25,574
Synchronoss Technologies, Inc. (a)	910,195	31,511
		144,357
TOTAL INFORMATION TECHNOLOGY		467,396
MATERIALS - 7.1%
Chemicals - 2.2%
Chemtura Corp. (a)	1,234,500	30,245
Innospec, Inc.	461,000	21,234
		51,479
Containers & Packaging - 1.5%
Silgan Holdings, Inc.	805,000	36,281
Metals & Mining - 1.2%
Commercial Metals Co.	1,535,800	28,197
Paper & Forest Products - 2.2%
Boise Cascade Co.	523,200	13,399
P.H. Glatfelter Co.	939,223	24,608
Schweitzer-Mauduit International, Inc.	215,686	13,347
		51,354
TOTAL MATERIALS		167,311
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.5%
Electric Utilities - 1.5%
Cleco Corp.	761,500	$ 35,288
TOTAL COMMON STOCKS (Cost $1,715,222)		2,215,506
Nonconvertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.6%
Banco ABC Brasil SA (Cost $15,260)	2,396,469	14,752
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.09% (b)	135,497,401	135,497
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	18,696,701	18,697
TOTAL MONEY MARKET FUNDS (Cost $154,194)		154,194
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,884,676)		2,384,452
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(28,185)
NET ASSETS - 100%		$ 2,356,267
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	66
Total	$ 97
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 325,441	$ 300,141	$ 25,300	$ -
Consumer Staples	32,170	20,840	11,330	-
Energy	140,405	140,405	-	-
Financials	462,257	462,257	-	-
Health Care	233,375	233,342	-	33
Industrials	366,615	366,615	-	-
Information Technology	467,396	467,396	-	-
Materials	167,311	167,311	-	-
Utilities	35,288	35,288	-	-
Money Market Funds	154,194	154,194	-	-
Total Investments in Securities:	$ 2,384,452	$ 2,347,789	$ 36,630	$ 33
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
Switzerland	1.7%
Japan	1.6%
Canada	1.5%
Italy	1.4%
Bermuda	1.3%
United Kingdom	1.3%
Denmark	1.2%
Brazil	1.1%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,658) - See accompanying schedule: Unaffiliated issuers (cost $1,730,482)	$ 2,230,258
Fidelity Central Funds (cost $154,194)	154,194
Total Investments (cost $1,884,676)		$ 2,384,452
Receivable for investments sold		12,041
Receivable for fund shares sold		719
Dividends receivable		1,111
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		7
Other receivables		33
Total assets		2,398,374

Liabilities
Payable for investments purchased	$ 20,186
Payable for fund shares redeemed	1,848
Accrued management fee	847
Other affiliated payables	467
Other payables and accrued expenses	62
Collateral on securities loaned, at value	18,697
Total liabilities		42,107

Net Assets		$ 2,356,267
Net Assets consist of:
Paid in capital		$ 1,722,261
Undistributed net investment income		3,913
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		130,314
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		499,779
Net Assets, for 112,679 shares outstanding		$ 2,356,267
Net Asset Value, offering price and redemption price per share ($2,356,267 ÷ 112,679 shares)		$ 20.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,184
Income from Fidelity Central Funds		97
Total income		12,281

Expenses
Management fee Basic fee	$ 8,510
Performance adjustment	(3,303)
Transfer agent fees	2,559
Accounting and security lending fees	365
Custodian fees and expenses	54
Independent trustees' compensation	6
Registration fees	14
Audit	28
Legal	3
Miscellaneous	35
Total expenses before reductions	8,271
Expense reductions	(20)	8,251
Net investment income (loss)		4,030
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,750
Foreign currency transactions	(117)
Total net realized gain (loss)		136,633
Change in net unrealized appreciation (depreciation) on: Investment securities	137,754
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		137,799
Net gain (loss)		274,432
Net increase (decrease) in net assets resulting from operations		$ 278,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,030	$ 14,276
Net realized gain (loss)	136,633	142,171
Change in net unrealized appreciation (depreciation)	137,799	93,075
Net increase (decrease) in net assets resulting from operations	278,462	249,522
Distributions to shareholders from net investment income	(2,208)	(12,422)
Distributions to shareholders from net realized gain	(139,482)	(81,391)
Total distributions	(141,690)	(93,813)
Share transactions Proceeds from sales of shares	88,996	215,929
Reinvestment of distributions	138,415	91,621
Cost of shares redeemed	(507,599)	(1,183,185)
Net increase (decrease) in net assets resulting from share transactions	(280,188)	(875,635)
Redemption fees	74	241
Total increase (decrease) in net assets	(143,342)	(719,685)

Net Assets
Beginning of period	2,499,609	3,219,294
End of period (including undistributed net investment income of $3,913 and undistributed net investment income of $2,091, respectively)	$ 2,356,267	$ 2,499,609
Other Information Shares
Sold	4,459	11,917
Issued in reinvestment of distributions	7,300	5,438
Redeemed	(25,458)	(65,118)
Net increase (decrease)	(13,699)	(47,763)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.78	$ 18.49	$ 21.70	$ 17.74	$ 10.88	$ 16.04
Income from Investment Operations
Net investment income (loss)D	.03	.09	(.05) G	(.03) H	(.07)	- K
Net realized and unrealized gain (loss)	2.26	1.76	(3.16)	3.98	6.93	(4.92)
Total from investment operations	2.29	1.85	(3.21)	3.95	6.86	(4.92)
Distributions from net investment income	(.02)	(.08)	-	-	-	- I,K
Distributions from net realized gain	(1.14)	(.48)	- K	-	-	(.24) I
Total distributions	(1.16)	(.56)	- K	-	-	(.24)
Redemption fees added to paid in capital D	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 20.91	$ 19.78	$ 18.49	$ 21.70	$ 17.74	$ 10.88
Total Return B,C	12.15%	10.52%	(14.78)%	22.32%	63.05%	(31.13)%
Ratios to Average Net Assets E,J
Expenses before reductions	.68% A	.72%	1.12%	1.13%	1.24%	.96%
Expenses net of fee waivers, if any	.68% A	.72%	1.12%	1.13%	1.24%	.96%
Expenses net of all reductions	.68% A	.69%	1.10%	1.12%	1.23%	.95%
Net investment income (loss)	.33% A	.51%	(.26)% G	(.17)% H	(.49)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 2,356	$ 2,500	$ 3,219	$ 4,644	$ 4,204	$ 2,401
Portfolio turnover rate F	40% A	75%	104%	47%	60%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%. I The amount shown reflects certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 532,574
Gross unrealized depreciation	(35,017)
Net unrealized appreciation (depreciation) on securities and other investments	$ 497,557

Tax cost	$ 1,886,895

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $466,680 and $889,635, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $43 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $66, including $1 from securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in November 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Fidelity Small Cap Stock Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLCX-USAN-1213
1.784863.110

Fidelity®

Small Cap Discovery

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	1.01%	$ 1,000.00	$ 1,164.60	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
j2 Global, Inc.	2.8	2.9
TCF Financial Corp.	2.7	2.8
Berry Petroleum Co. Class A	2.7	2.9
Tech Data Corp.	2.6	2.3
FTI Consulting, Inc.	2.4	2.3
Brunswick Corp.	2.3	1.9
EnerSys	2.3	1.4
Waddell & Reed Financial, Inc. Class A	2.2	1.9
CACI International, Inc. Class A	2.2	1.8
Ingram Micro, Inc. Class A	2.2	2.0
	24.4
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	23.0
Information Technology	18.6	18.3
Consumer Discretionary	16.4	15.5
Health Care	14.8	14.4
Industrials	13.8	12.4
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 99.6%		Stocks 99.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	3.2%	** Foreign investments	3.5%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Diversified Consumer Services - 0.8%
Regis Corp. (e)	3,500,000	$ 50,750,000
Household Durables - 0.9%
Tempur Sealy International, Inc. (a)	1,675,000	64,236,250
Leisure Equipment & Products - 2.3%
Brunswick Corp.	3,500,000	157,955,000
Media - 1.1%
Valassis Communications, Inc. (d)(e)	2,705,700	74,027,952
Multiline Retail - 1.6%
Big Lots, Inc. (a)	2,900,000	105,444,000
Specialty Retail - 7.3%
Aarons, Inc. Class A	3,586,191	101,740,239
Asbury Automotive Group, Inc. (a)	1,050,000	50,452,500
Genesco, Inc. (a)(e)	1,700,000	115,787,000
Murphy U.S.A., Inc.	2,016,300	81,821,454
Rent-A-Center, Inc. (e)	3,682,622	126,092,977
Tsutsumi Jewelry Co. Ltd.	665,900	16,225,045
		492,119,215
Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands, Inc.	1,600,000	108,992,000
Vera Bradley, Inc. (a)(d)(e)	2,358,492	52,240,598
		161,232,598
TOTAL CONSUMER DISCRETIONARY		1,105,765,015
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Post Holdings, Inc. (a)(e)	2,710,000	116,394,500
ENERGY - 4.9%
Energy Equipment & Services - 2.2%
Superior Energy Services, Inc. (a)	5,400,000	144,882,000
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A (e)	3,853,157	183,988,247
TOTAL ENERGY		328,870,247
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.9%
Capital Markets - 4.3%
Federated Investors, Inc. Class B (non-vtg.) (d)	5,220,000	$ 141,566,400
Waddell & Reed Financial, Inc. Class A	2,450,000	151,287,500
		292,853,900
Commercial Banks - 8.4%
Associated Banc-Corp.	5,300,000	86,178,000
CapitalSource, Inc.	9,700,000	126,876,000
Cathay General Bancorp	2,450,000	60,343,500
First Citizen Bancshares, Inc.	314,990	66,692,833
National Penn Bancshares, Inc.	4,300,000	44,591,000
TCF Financial Corp. (e)	12,250,000	185,955,000
		570,636,333
Consumer Finance - 2.2%
Cash America International, Inc.	1,145,993	45,209,424
EZCORP, Inc. (non-vtg.) Class A (a)	2,487,344	39,125,921
World Acceptance Corp. (a)(d)(e)	589,900	61,420,388
		145,755,733
Insurance - 1.8%
Amerisafe, Inc. (e)	1,160,000	44,660,000
Platinum Underwriters Holdings Ltd.	1,194,150	74,264,189
		118,924,189
Real Estate Investment Trusts - 2.6%
Franklin Street Properties Corp. (e)	6,656,621	87,867,397
The Geo Group, Inc.	2,400,000	84,648,000
		172,515,397
Thrifts & Mortgage Finance - 2.6%
Astoria Financial Corp.	4,475,000	59,114,750
Washington Federal, Inc. (e)	5,215,100	118,799,978
		177,914,728
TOTAL FINANCIALS		1,478,600,280
HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 2.8%
Hill-Rom Holdings, Inc.	2,200,000	90,838,000
Integra LifeSciences Holdings Corp. (a)(e)	2,152,323	98,533,347
		189,371,347
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 11.1%
AmSurg Corp. (a)(e)	1,750,000	$ 75,057,500
Centene Corp. (a)	2,200,000	123,552,000
Chemed Corp. (d)(e)	1,565,769	106,190,454
MEDNAX, Inc. (a)	700,000	76,314,000
Owens & Minor, Inc. (d)(e)	3,400,000	127,228,000
Team Health Holdings, Inc. (a)	2,500,000	108,600,000
VCA Antech, Inc. (a)(e)	4,700,000	133,715,000
		750,656,954
Pharmaceuticals - 0.9%
Hi-Tech Pharmacal Co., Inc. (e)	1,357,100	58,477,439
TOTAL HEALTH CARE		998,505,740
INDUSTRIALS - 13.8%
Commercial Services & Supplies - 4.0%
HNI Corp. (e)	2,523,683	98,045,085
Quad/Graphics, Inc. (d)(e)	3,682,800	128,603,376
United Stationers, Inc.	1,025,702	45,582,197
		272,230,658
Electrical Equipment - 4.9%
EnerSys	2,300,000	152,605,000
GrafTech International Ltd. (a)(d)(e)	11,498,151	102,333,544
Powell Industries, Inc. (e)	1,150,000	72,254,500
		327,193,044
Machinery - 1.2%
Blount International, Inc. (a)(e)	2,692,171	32,790,643
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,870,000	48,638,700
		81,429,343
Professional Services - 2.4%
FTI Consulting, Inc. (a)(e)	4,000,000	162,320,000
Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)	1,015,322	86,769,418
TOTAL INDUSTRIALS		929,942,463
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.9%
Polycom, Inc. (a)(e)	11,680,000	$ 121,472,000
ViaSat, Inc. (a)	100,000	6,612,000
		128,084,000
Electronic Equipment & Components - 6.1%
Diploma PLC	3,000,000	33,334,686
Ingram Micro, Inc. Class A (a)	6,450,000	149,446,500
Ryoyo Electro Corp.	54,100	495,685
SYNNEX Corp. (a)	804,000	49,285,200
Tech Data Corp. (a)(e)	3,399,452	176,975,471
		409,537,542
Internet Software & Services - 4.1%
Blucora, Inc. (a)	2,053,387	48,521,535
j2 Global, Inc. (d)(e)	3,500,000	192,429,996
QuinStreet, Inc. (a)(e)	4,275,746	38,011,382
		278,962,913
IT Services - 3.3%
CACI International, Inc. Class A (a)(e)	2,089,016	150,367,372
WEX, Inc. (a)	800,000	74,680,000
		225,047,372
Software - 3.2%
Monotype Imaging Holdings, Inc. (e)	2,672,103	75,406,747
SS&C Technologies Holdings, Inc. (a)	3,500,000	137,550,000
		212,956,747
TOTAL INFORMATION TECHNOLOGY		1,254,588,574
MATERIALS - 4.4%
Chemicals - 0.9%
PolyOne Corp.	2,025,000	61,357,500
Metals & Mining - 3.5%
Carpenter Technology Corp.	1,600,000	94,928,000
Haynes International, Inc. (e)	1,004,044	54,117,972
RTI International Metals, Inc. (a)(e)	2,685,000	91,021,500
		240,067,472
TOTAL MATERIALS		301,424,972
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Intelsat SA	4,608,176	$ 93,960,709
UTILITIES - 1.7%
Electric Utilities - 1.7%
UIL Holdings Corp. (e)	3,000,629	115,584,229
TOTAL COMMON STOCKS (Cost $4,969,270,170)		6,723,636,729
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.09% (b)	56,077,298	56,077,298
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	325,962,963	325,962,963
TOTAL MONEY MARKET FUNDS (Cost $382,040,261)		382,040,261
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $5,351,310,431)		7,105,676,990
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(352,326,206)
NET ASSETS - 100%		$ 6,753,350,784
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,614
Fidelity Securities Lending Cash Central Fund	1,018,357
Total	$ 1,036,971
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 37,885,600	$ -	$ -	$ 185,600	$ 44,660,000
AmSurg Corp.	48,500,576	10,748,500	-	-	75,057,500
Asbury Automotive Group, Inc.	75,449,380	-	44,331,771	-	-
Berry Petroleum Co. Class A	164,331,299	34,653,883	19,148,224	552,161	183,988,247
Blount International, Inc.	35,628,711	1,584,441	-	-	32,790,643
CACI International, Inc. Class A	102,121,902	22,351,919	-	-	150,367,372
Chemed Corp.	126,511,000	6,060,801	5,243,030	589,000	106,190,454
Chiquita Brands International, Inc.	30,817,730	-	43,015,807	-	-
Columbus McKinnon Corp. (NY Shares)	35,118,600	-	-	-	48,638,700
Franklin Street Properties Corp.	88,566,000	11,197,497	-	2,308,861	87,867,397
FTI Consulting, Inc.	132,480,000	-	-	-	162,320,000
Genesco, Inc.	104,635,000	-	-	-	115,787,000
GrafTech International Ltd.	82,533,368	24,576	-	-	102,333,544
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Haynes International, Inc.	$ 40,832,400	$ 7,524,231	$ -	$ 376,839	$ 54,117,972
Hi-Tech Pharmacal Co., Inc.	44,865,726	-	-	-	58,477,439
HNI Corp.	103,290,000	-	18,207,575	1,392,000	98,045,085
Integra LifeSciences Holdings Corp.	74,964,200	449,715	-	-	98,533,347
j2 Global, Inc.	162,800,000	11,901,000	41,480,364	2,096,250	192,429,996
Monotype Imaging Holdings, Inc.	66,262,016	2,639,995	7,753,385	338,652	75,406,747
Owens & Minor, Inc.	110,738,000	-	-	1,632,000	127,228,000
Polycom, Inc.	120,750,000	1,809,049	-	-	121,472,000
Post Holdings, Inc.	78,628,054	38,971,419	-	-	116,394,500
Powell Industries, Inc.	56,626,000	-	-	-	72,254,500
Quad/Graphics, Inc.	76,581,780	419,950	-	2,209,680	128,603,376
QuinStreet, Inc.	27,963,379	-	-	-	38,011,382
Regis Corp.	84,375,000	-	15,454,626	540,000	50,750,000
Rent-A-Center, Inc.	125,568,110	3,108,379	-	1,545,069	126,092,977
RTI International Metals, Inc.	77,918,700	-	-	-	91,021,500
Ryoyo Electro Corp.	13,657,729	-	12,548,527	141,812	-
TCF Financial Corp.	160,050,000	18,624,809	-	1,125,000	185,955,000
Tech Data Corp.	133,144,845	26,798,702	-	-	176,975,471
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
UIL Holdings Corp.	$ 108,264,000	$ 14,956,112	$ -	$ 2,253,001	$ 115,584,229
Valassis Communications, Inc.	69,329,150	18,487	-	1,677,534	74,027,952
VCA Antech, Inc.	113,270,000	-	-	-	133,715,000
Vera Bradley, Inc.	-	56,136,260	-	-	52,240,598
Washington Federal, Inc.	91,086,850	-	1,734,622	994,352	118,799,978
World Acceptance Corp.	52,418,514	-	-	-	61,420,388
Total	$ 3,057,963,619	$ 269,979,725	$ 208,917,931	$ 19,957,811	$ 3,477,558,294
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,105,765,015	$ 1,089,539,970	$ 16,225,045	$ -
Consumer Staples	116,394,500	116,394,500	-	-
Energy	328,870,247	328,870,247	-	-
Financials	1,478,600,280	1,478,600,280	-	-
Health Care	998,505,740	998,505,740	-	-
Industrials	929,942,463	929,942,463	-	-
Information Technology	1,254,588,574	1,254,092,889	495,685	-
Materials	301,424,972	301,424,972	-	-
Telecommunication Services	93,960,709	93,960,709	-	-
Utilities	115,584,229	115,584,229	-	-
Money Market Funds	382,040,261	382,040,261	-	-
Total Investments in Securities:	$ 7,105,676,990	$ 7,088,956,260	$ 16,720,730	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $321,740,604) - See accompanying schedule: Unaffiliated issuers (cost $2,194,333,993)	$ 3,246,078,435
Fidelity Central Funds (cost $382,040,261)	382,040,261
Other affiliated issuers (cost $2,774,936,177)	3,477,558,294
Total Investments (cost $5,351,310,431)		$ 7,105,676,990
Receivable for investments sold		3,584,683
Receivable for fund shares sold		4,982,919
Dividends receivable		2,705,182
Distributions receivable from Fidelity Central Funds		189,242
Prepaid expenses		25,737
Other receivables		28,310
Total assets		7,117,193,063

Liabilities
Payable for investments purchased	$ 28,562,026
Payable for fund shares redeemed	3,783,815
Accrued management fee	4,410,246
Other affiliated payables	1,080,838
Other payables and accrued expenses	42,391
Collateral on securities loaned, at value	325,962,963
Total liabilities		363,842,279

Net Assets		$ 6,753,350,784
Net Assets consist of:
Paid in capital		$ 4,810,856,862
Undistributed net investment income		2,251,996
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		185,874,387
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,754,367,539
Net Assets, for 218,731,046 shares outstanding		$ 6,753,350,784
Net Asset Value, offering price and redemption price per share ($6,753,350,784 ÷ 218,731,046 shares)		$ 30.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends (including $19,957,811 earned from other affiliated issuers)		$ 32,610,326
Interest		71
Income from Fidelity Central Funds		1,036,971
Total income		33,647,368

Expenses
Management fee Basic fee	$ 21,824,811
Performance adjustment	2,832,130
Transfer agent fees	5,836,560
Accounting and security lending fees	594,730
Custodian fees and expenses	41,469
Independent trustees' compensation	15,551
Registration fees	58,059
Audit	31,471
Legal	3,946
Interest	96
Miscellaneous	90,900
Total expenses before reductions	31,329,723
Expense reductions	(42,453)	31,287,270
Net investment income (loss)		2,360,098
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,237,279
Other affiliated issuers	33,787,760
Foreign currency transactions	(10,069)
Total net realized gain (loss)		190,014,970
Change in net unrealized appreciation (depreciation) on: Investment securities	748,888,881
Assets and liabilities in foreign currencies	24,930
Total change in net unrealized appreciation (depreciation)		748,913,811
Net gain (loss)		938,928,781
Net increase (decrease) in net assets resulting from operations		$ 941,288,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,360,098	$ 38,049,928
Net realized gain (loss)	190,014,970	250,201,141
Change in net unrealized appreciation (depreciation)	748,913,811	685,172,625
Net increase (decrease) in net assets resulting from operations	941,288,879	973,423,694
Distributions to shareholders from net investment income	(2,073,557)	(35,052,646)
Distributions to shareholders from net realized gain	(201,963,718)	(68,024,851)
Total distributions	(204,037,275)	(103,077,497)
Share transactions Proceeds from sales of shares	845,384,013	2,813,664,819
Reinvestment of distributions	190,762,539	97,348,365
Cost of shares redeemed	(672,030,036)	(911,856,116)
Net increase (decrease) in net assets resulting from share transactions	364,116,516	1,999,157,068
Redemption fees	420,056	1,128,048
Total increase (decrease) in net assets	1,101,788,176	2,870,631,313

Net Assets
Beginning of period	5,651,562,608	2,780,931,295
End of period (including undistributed net investment income of $2,251,996 and undistributed net investment income of $1,965,455, respectively)	$ 6,753,350,784	$ 5,651,562,608
Other Information Shares
Sold	29,346,434	115,528,295
Issued in reinvestment of distributions	6,901,684	4,296,405
Redeemed	(23,350,105)	(38,317,979)
Net increase (decrease)	12,898,013	81,506,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.46	$ 22.37	$ 22.78	$ 18.43	$ 11.27	$ 14.20
Income from Investment Operations
Net investment income (loss) D	.01	.25	(.02)	- G, I	.02	.11
Net realized and unrealized gain (loss)	4.39	5.55	.11	4.43	7.18	(2.96)
Total from investment operations	4.40	5.80	.09	4.43	7.20	(2.85)
Distributions from net investment income	(.01)	(.22)	-	- K	(.05)	(.09)
Distributions from net realized gain	(.97)	(.49)	(.51)	(.10) K	-	-
Total distributions	(.98)	(.72) J	(.51)	(.10)	(.05)	(.09)
Redemption fees added to paid in capital D	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 30.88	$ 27.46	$ 22.37	$ 22.78	$ 18.43	$ 11.27
Total Return B, C	16.46%	26.69%	.72%	24.22%	64.12%	(19.91)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.06%	1.07%	1.08%	1.26%	1.13%
Expenses net of fee waivers, if any	1.01% A	1.06%	1.07%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.01% A	1.05%	1.07%	1.04%	1.04%	1.05%
Net investment income (loss)	.08% A	1.02%	(.12)%	(.01)% G	.10%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,753,351	$ 5,651,563	$ 2,780,931	$ 2,103,237	$ 576,632	$ 142,097
Portfolio turnover rate F	18% A	26%	20%	11%	37%	114%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IAmount represents less than $.01 per share. JTotal distributions of $.72 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.493 per share. KThe amount shown reflects certain reclassifications related to book tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity® Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective after the close of business on January 31, 2013, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,824,982,483
Gross unrealized depreciation	(75,005,803)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,749,976,680

Tax cost	$ 5,355,700,310

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $695,799,890 and $551,852,123, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,514 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,131,000.34%		$ 96

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,308 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. . The value of securities loaned to FCM at period end was $11,230,632. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

7. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,018,357, including $102,829 from securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $42,453.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Fidelity Small Cap Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMR-USAN-1213
1.784865.110

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.90%	$ 1,000.00	$ 1,153.40	$ 4.88
Hypothetical A		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.7	3.5
JPMorgan Chase & Co.	3.5	3.8
General Electric Co.	2.5	2.6
Microsoft Corp.	2.5	2.2
Google, Inc. Class A	2.3	2.3
Citigroup, Inc.	1.9	2.1
Chevron Corp.	1.9	2.6
Wells Fargo & Co.	1.8	2.8
Occidental Petroleum Corp.	1.7	1.9
Bank of America Corp.	1.6	1.7
	23.4
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	18.7
Financials	20.3	21.7
Health Care	15.0	16.0
Energy	12.1	12.8
Industrials	10.2	10.2
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks 99.0%		Stocks 99.9%
	Convertible Securities † 0.0%		Convertible Securities † 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	11.9%	** Foreign investments	8.9%

† Amount represents less than 0.1%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
The Goodyear Tire & Rubber Co.	102,831	$ 2,157
Automobiles - 0.4%
Ford Motor Co.	528,810	9,048
Distributors - 0.2%
LKQ Corp. (a)	92,600	3,059
Diversified Consumer Services - 0.2%
H&R Block, Inc.	146,083	4,155
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.	46,700	3,101
Yum! Brands, Inc.	117,388	7,938
		11,039
Internet & Catalog Retail - 0.1%
Expedia, Inc.	23,500	1,384
Leisure Equipment & Products - 0.3%
Mattel, Inc.	116,100	5,151
NJOY, Inc. (a)(e)	195,178	1,577
		6,728
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	635,113	29,406
Discovery Communications, Inc. Class A (a)	9,923	882
Time Warner, Inc.	347,841	23,911
		54,199
Multiline Retail - 1.6%
Kohl's Corp.	36,900	2,096
Target Corp.	476,278	30,858
		32,954
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	12,700	982
Lowe's Companies, Inc.	541,070	26,934
Staples, Inc.	251,675	4,057
		31,973
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	26,600	1,348
Li & Fung Ltd.	1,070,000	1,513
lululemon athletica, Inc. (a)	29,600	2,044
		4,905
TOTAL CONSUMER DISCRETIONARY		161,601
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.3%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	26,200	$ 1,415
Monster Beverage Corp. (a)	45,134	2,583
PepsiCo, Inc.	147,356	12,391
Pernod Ricard SA	11,900	1,430
Remy Cointreau SA	25,379	2,504
SABMiller PLC	107,718	5,620
The Coca-Cola Co.	342,575	13,556
		39,499
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	141,989	8,840
Sysco Corp.	55,458	1,794
Walgreen Co.	456,695	27,055
		37,689
Food Products - 1.2%
Danone SA	69,397	5,147
Kellogg Co.	220,833	13,968
Mead Johnson Nutrition Co. Class A	18,600	1,519
Unilever NV (Certificaten Van Aandelen) (Bearer)	98,600	3,909
		24,543
Household Products - 2.0%
Kimberly-Clark Corp.	84,714	9,149
Procter & Gamble Co.	390,568	31,538
		40,687
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	200,007	22,099
Lorillard, Inc.	332,342	16,953
Philip Morris International, Inc.	77,525	6,909
		45,961
TOTAL CONSUMER STAPLES		188,379
ENERGY - 12.1%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	137,575	7,547
Dresser-Rand Group, Inc. (a)	55,898	3,397
Ensco PLC Class A	79,350	4,575
Halliburton Co.	274,535	14,559
Helmerich & Payne, Inc.	53,970	4,185
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	60,018	$ 4,872
Schlumberger Ltd.	116,045	10,876
		50,011
Oil, Gas & Consumable Fuels - 9.6%
Amyris, Inc. (a)(d)	1,358,961	3,425
Apache Corp.	235,540	20,916
BG Group PLC	341,531	6,974
BP PLC sponsored ADR	89,102	4,143
Canadian Natural Resources Ltd.	581,800	18,464
Chevron Corp.	330,143	39,604
ENI SpA	85,100	2,160
Exxon Mobil Corp.	151,752	13,600
Imperial Oil Ltd.	77,400	3,380
Occidental Petroleum Corp.	369,725	35,523
Peabody Energy Corp.	201,168	3,919
Royal Dutch Shell PLC Class A (United Kingdom)	283,819	9,453
Suncor Energy, Inc.	596,600	21,681
The Williams Companies, Inc.	342,025	12,214
		195,456
TOTAL ENERGY		245,467
FINANCIALS - 20.3%
Capital Markets - 3.1%
Charles Schwab Corp.	715,397	16,204
KKR & Co. LP	144,558	3,173
Morgan Stanley	817,397	23,484
Northern Trust Corp.	101,844	5,746
State Street Corp.	176,242	12,349
UBS AG	71,741	1,388
		62,344
Commercial Banks - 4.7%
BNP Paribas SA	27,700	2,051
CIT Group, Inc.	144,095	6,940
Comerica, Inc.	135,626	5,873
Erste Group Bank AG	81,412	2,871
PNC Financial Services Group, Inc.	127,620	9,384
Standard Chartered PLC (United Kingdom)	326,989	7,862
SunTrust Banks, Inc.	169,792	5,712
U.S. Bancorp	408,385	15,257
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UniCredit SpA	512,900	$ 3,858
Wells Fargo & Co.	851,950	36,370
		96,178
Consumer Finance - 0.1%
SLM Corp.	53,845	1,366
Springleaf Holdings, Inc.	40,100	815
		2,181
Diversified Financial Services - 7.4%
Bank of America Corp.	2,290,450	31,975
Citigroup, Inc.	821,280	40,062
JPMorgan Chase & Co.	1,372,401	70,734
KKR Financial Holdings LLC	567,775	5,627
KKR Renaissance Co-Invest LP unit (e)	20,500	2,050
		150,448
Insurance - 3.5%
AIA Group Ltd.	41,800	212
American International Group, Inc.	265,143	13,695
Genworth Financial, Inc. Class A (a)	773,049	11,232
Lincoln National Corp.	253,564	11,514
MetLife, Inc.	613,510	29,025
Prudential Financial, Inc.	57,734	4,699
The Travelers Companies, Inc.	6,700	578
		70,955
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	827,992	6,740
Radian Group, Inc. (d)	1,587,990	23,137
		29,877
TOTAL FINANCIALS		411,983
HEALTH CARE - 15.0%
Biotechnology - 2.7%
Amgen, Inc.	154,603	17,934
ARIAD Pharmaceuticals, Inc. (a)	48,305	106
Clovis Oncology, Inc. (a)	41,200	2,106
Discovery Laboratories, Inc. (a)	545,986	1,125
Gentium SpA sponsored ADR (a)	515,919	21,782
Infinity Pharmaceuticals, Inc. (a)	143,877	1,950
Insmed, Inc. (a)	88,144	1,255
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Intercept Pharmaceuticals, Inc.	46,977	$ 2,548
MEI Pharma, Inc. (a)	409,634	3,285
Merrimack Pharmaceuticals, Inc. (a)	116,599	312
Synageva BioPharma Corp. (a)	28,056	1,425
		53,828
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	104,675	3,826
Accuray, Inc. (a)	431,899	2,915
Alere, Inc. (a)	751,308	25,342
Align Technology, Inc. (a)	189,595	10,818
Baxter International, Inc.	25,000	1,647
Boston Scientific Corp. (a)	1,195,116	13,971
Hologic, Inc. (a)	122,400	2,741
IDEXX Laboratories, Inc. (a)	23,600	2,545
Intuitive Surgical, Inc. (a)	6,800	2,526
NxStage Medical, Inc. (a)	117,902	1,565
St. Jude Medical, Inc.	140,400	8,058
Stryker Corp.	17,600	1,300
Volcano Corp. (a)	128,556	2,464
Zimmer Holdings, Inc.	34,700	3,035
		82,753
Health Care Providers & Services - 3.5%
Aetna, Inc.	155,966	9,779
Catamaran Corp. (a)	71,300	3,345
Express Scripts Holding Co. (a)	138,665	8,669
McKesson Corp.	102,704	16,057
MWI Veterinary Supply, Inc. (a)	3,700	587
Quest Diagnostics, Inc.	135,245	8,103
UnitedHealth Group, Inc.	259,522	17,715
WellPoint, Inc.	79,057	6,704
		70,959
Health Care Technology - 0.0%
HMS Holdings Corp. (a)	34,000	718
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)(d)	66,717	6,239
QIAGEN NV (a)	189,805	4,396
Thermo Fisher Scientific, Inc.	17,100	1,672
		12,307
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.1%
AbbVie, Inc.	62,565	$ 3,031
Actavis PLC (a)	45,213	6,989
Cardiome Pharma Corp. (a)	98,045	428
Endo Health Solutions, Inc. (a)	80,060	3,501
GlaxoSmithKline PLC sponsored ADR	243,611	12,821
Jazz Pharmaceuticals PLC (a)	24,693	2,241
Johnson & Johnson	117,810	10,910
Merck & Co., Inc.	572,194	25,800
Novartis AG sponsored ADR	40,789	3,163
Orexo AB (a)	41,100	825
Sanofi SA	6,278	669
Teva Pharmaceutical Industries Ltd. sponsored ADR	128,400	4,762
ViroPharma, Inc. (a)	182,800	7,096
XenoPort, Inc. (a)	174,220	911
		83,147
TOTAL HEALTH CARE		303,712
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	46,804	3,752
Honeywell International, Inc.	67,120	5,821
KEYW Holding Corp. (a)	194,518	2,237
The Boeing Co.	141,237	18,431
United Technologies Corp.	24,678	2,622
		32,863
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	96,642	5,773
United Parcel Service, Inc. Class B	190,275	18,693
		24,466
Electrical Equipment - 0.6%
AMETEK, Inc.	103,570	4,954
Hubbell, Inc. Class B	18,200	1,957
Roper Industries, Inc.	33,765	4,282
		11,193
Industrial Conglomerates - 3.2%
Danaher Corp.	139,892	10,085
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	1,981,708	$ 51,802
Siemens AG sponsored ADR	27,594	3,532
		65,419
Machinery - 1.0%
Caterpillar, Inc.	28,842	2,404
Cummins, Inc.	10,903	1,385
Ingersoll-Rand PLC	230,371	15,557
Xylem, Inc.	44,350	1,530
		20,876
Professional Services - 0.8%
Acacia Research Corp. (d)	473,013	7,138
Michael Page International PLC	494,644	3,843
Towers Watson & Co.	13,400	1,538
Verisk Analytics, Inc. (a)	45,130	3,092
		15,611
Road & Rail - 1.6%
CSX Corp.	780,359	20,336
Hertz Global Holdings, Inc. (a)	205,200	4,711
Norfolk Southern Corp.	86,442	7,436
		32,483
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	40,199	1,395
WESCO International, Inc. (a)	23,388	1,999
		3,394
TOTAL INDUSTRIALS		206,305
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	121,005	970
Cisco Systems, Inc.	1,420,661	31,965
QUALCOMM, Inc.	213,650	14,842
		47,777
Computers & Peripherals - 4.2%
Apple, Inc.	143,285	74,841
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp.	376,442	$ 9,061
NCR Corp. (a)	39,550	1,446
		85,348
Internet Software & Services - 2.3%
Google, Inc. Class A (a)	44,687	46,054
IT Services - 5.2%
Cognizant Technology Solutions Corp. Class A (a)	167,008	14,518
Fidelity National Information Services, Inc.	122,276	5,961
Gartner, Inc. Class A (a)	48,467	2,857
IBM Corp.	36,669	6,571
MasterCard, Inc. Class A	32,900	23,593
Paychex, Inc.	465,157	19,658
The Western Union Co.	359,965	6,127
Unisys Corp. (a)	238,647	6,288
Visa, Inc. Class A	105,570	20,762
		106,335
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	680,639	12,149
Broadcom Corp. Class A	364,266	9,733
Lam Research Corp. (a)	129,366	7,016
NXP Semiconductors NV (a)	77,468	3,263
		32,161
Software - 4.9%
Adobe Systems, Inc. (a)	131,490	7,127
Autodesk, Inc. (a)	302,169	12,060
Citrix Systems, Inc. (a)	57,204	3,248
Concur Technologies, Inc. (a)	42,376	4,433
Electronic Arts, Inc. (a)	82,768	2,173
Interactive Intelligence Group, Inc. (a)	12,889	792
Microsoft Corp.	1,433,226	50,665
Oracle Corp.	302,300	10,127
Parametric Technology Corp. (a)	77,867	2,158
salesforce.com, Inc. (a)	63,000	3,362
VMware, Inc. Class A (a)	45,165	3,671
Workday, Inc. Class A	6,300	472
		100,288
TOTAL INFORMATION TECHNOLOGY		417,963
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.3%
Chemicals - 1.5%
Airgas, Inc.	48,852	$ 5,328
E.I. du Pont de Nemours & Co.	78,212	4,787
Intrepid Potash, Inc. (d)	149,305	2,217
Monsanto Co.	118,783	12,458
Potash Corp. of Saskatchewan, Inc.	108,000	3,356
Syngenta AG (Switzerland)	7,169	2,894
		31,040
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	103,900	3,819
Grupo Mexico SA de CV Series B	829,800	2,621
Southern Copper Corp.	130,650	3,652
Walter Energy, Inc. (d)	359,200	5,708
		15,800
TOTAL MATERIALS		46,840
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	385,503	19,472
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	139,291	5,129
TOTAL TELECOMMUNICATION SERVICES		24,601
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	76,200	1,417
TOTAL COMMON STOCKS (Cost $1,532,922)		2,008,268
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (e) (Cost $399)	49,302	398
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.:
3% 2/27/17	$ 395	$ 294
5% 10/15/18 (e)	900	649
		943
TOTAL CONVERTIBLE BONDS (Cost $1,295)		943
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	26,322,342	26,322
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	22,432,236	22,432
TOTAL MONEY MARKET FUNDS (Cost $48,754)		48,754
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,583,370)		2,058,363
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(28,903)
NET ASSETS - 100%		$ 2,029,460
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,674,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 900
KKR Renaissance Co-Invest LP unit	7/25/13	$ 2,163
NJOY, Inc.	9/11/13 - 10/24/13	$ 1,577
NJOY, Inc. Series C	6/7/13	$ 399
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	113
Total	$ 124
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,999	$ 160,024	$ -	$ 1,975
Consumer Staples	188,379	184,470	3,909	-
Energy	245,467	233,854	11,613	-
Financials	411,983	408,545	1,388	2,050
Health Care	303,712	303,043	669	-
Industrials	206,305	206,305	-	-
Information Technology	417,963	417,963	-	-
Materials	46,840	43,946	2,894	-
Telecommunication Services	24,601	24,601	-	-
Utilities	1,417	1,417	-	-
Corporate Bonds	943	-	-	943
Money Market Funds	48,754	48,754	-	-
Total Investments in Securities:	$ 2,058,363	$ 2,032,922	$ 20,473	$ 4,968
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
United Kingdom	4.1%
Canada	2.6%
Italy	1.4%
Ireland	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,708) - See accompanying schedule: Unaffiliated issuers (cost $1,534,616)	$ 2,009,609
Fidelity Central Funds (cost $48,754)	48,754
Total Investments (cost $1,583,370)		$ 2,058,363
Receivable for investments sold		7,577
Receivable for fund shares sold		2,960
Dividends receivable		1,384
Interest receivable		4
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		6
Other receivables		18
Total assets		2,070,340

Liabilities
Payable for investments purchased	$ 15,830
Payable for fund shares redeemed	1,124
Accrued management fee	1,098
Other affiliated payables	344
Other payables and accrued expenses	52
Collateral on securities loaned, at value	22,432
Total liabilities		40,880

Net Assets		$ 2,029,460
Net Assets consist of:
Paid in capital		$ 1,518,700
Undistributed net investment income		8,833
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,938
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		474,989
Net Assets, for 77,960 shares outstanding		$ 2,029,460
Net Asset Value, offering price and redemption price per share ($2,029,460 ÷ 77,960 shares)		$ 26.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 16,578
Interest		8
Income from Fidelity Central Funds		124
Total income		16,710

Expenses
Management fee Basic fee	$ 4,836
Performance adjustment	977
Transfer agent fees	1,650
Accounting and security lending fees	270
Custodian fees and expenses	37
Independent trustees' compensation	4
Registration fees	60
Audit	27
Legal	2
Miscellaneous	16
Total expenses before reductions	7,879
Expense reductions	(5)	7,874
Net investment income (loss)		8,836
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,647
Foreign currency transactions	(1)
Futures contracts	102
Total net realized gain (loss)		34,748
Change in net unrealized appreciation (depreciation) on: Investment securities	201,847
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		201,840
Net gain (loss)		236,588
Net increase (decrease) in net assets resulting from operations		$ 245,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,836	$ 14,614
Net realized gain (loss)	34,748	73,564
Change in net unrealized appreciation (depreciation)	201,840	157,498
Net increase (decrease) in net assets resulting from operations	245,424	245,676
Distributions to shareholders from net investment income	(4,257)	(11,530)
Distributions to shareholders from net realized gain	(37,137)	(611)
Total distributions	(41,394)	(12,141)
Share transactions Proceeds from sales of shares	485,644	586,821
Reinvestment of distributions	40,445	11,813
Cost of shares redeemed	(189,000)	(295,278)
Net increase (decrease) in net assets resulting from share transactions	337,089	303,356
Total increase (decrease) in net assets	541,119	536,891

Net Assets
Beginning of period	1,488,341	951,450
End of period (including undistributed net investment income of $8,833 and undistributed net investment income of $4,254, respectively)	$ 2,029,460	$ 1,488,341
Other Information Shares
Sold	19,712	29,502
Issued in reinvestment of distributions	1,706	594
Redeemed	(7,696)	(14,526)
Net increase (decrease)	13,722	15,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 23.17	$ 19.55	$ 19.10	$ 16.55	$ 11.06	$ 17.90
Income from Investment Operations
Net investment income (loss) D	.12	.25	.16	.11	.05	.15
Net realized and unrealized gain (loss)	3.37	3.58	.46	2.55	5.52	(6.84)
Total from investment operations	3.49	3.83	.62	2.66	5.57	(6.69)
Distributions from net investment income	(.07)	(.20)	(.15)	(.09)	(.08)	(.15)
Distributions from net realized gain	(.57)	(.01)	(.03)	(.02)	-	-
Total distributions	(.63) I	(.21)	(.17) H	(.11)	(.08)	(.15)
Net asset value, end of period	$ 26.03	$ 23.17	$ 19.55	$ 19.10	$ 16.55	$ 11.06
Total Return B, C	15.34%	19.74%	3.40%	16.14%	50.48%	(37.37)%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.85%	1.03%	.94%	1.04%	.84%
Expenses net of fee waivers, if any	.90% A	.85%	1.03%	.94%	1.04%	.84%
Expenses net of all reductions	.90% A	.84%	1.02%	.93%	1.02%	.83%
Net investment income (loss)	1.01% A	1.21%	.88%	.66%	.32%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 2,029	$ 1,488	$ 951	$ 1,059	$ 1,088	$ 587
Portfolio turnover rate F	26% A	53%	64%	108%	186%	159%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.027 per share.

I Total distributions of $.63 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.567 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 497,424
Gross unrealized depreciation	(28,316)
Net unrealized appreciation (depreciation) on securities and other investments	$ 469,108

Tax cost	$ 1,589,255

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $102 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $506,428 and $220,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $113. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by fifty-two dollars.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Large Cap Stock Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LCS-USAN-1213
1.784861.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 20, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 20, 2013